Share-based Compensation - Schedule of stock option activity (Details)	12 Months Ended
	Jul. 31, 2020 Share $ / shares	Jul. 31, 2019 Share $ / shares
Share Capital [Abstract]
Number of options, Opening balance | Share	24,288,919	14,388,066
Weighted average exercise price, Opening balance | $ / shares	$ 5.87	$ 3.02
Options Granted | Share	11,946,027	12,693,118
Weighted average exercise price, Granted | $ / shares	$ 1.62	$ 7.27
Options Acquired and reissued through acquisition | Share	0	2,002,365
Weighted average exercise price, acquired and reissued through acquisition | $ / shares	$ 0	$ 9.49
Options Forfeited | Share	(4,582,440)	(1,226,763)
Weighted average exercise price, Forfeited | $ / shares	$ 5.55	$ 6.33
Options Expired | Share	(1,521,271)	0
Weighted average exercise price, Expired | $ / shares	$ 9.16	$ 0
Options Exercised | Share	(116,532)	(3,567,867)
Weighted average exercise price, Exercised | $ / shares	$ 1.15	$ 1.20
Number of options, Closing balance | Share	30,014,703	24,288,919
Weighted average exercise price, Closing balance | $ / shares	$ 4.07	$ 5.87